Revenue	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Revenue

3. Revenue

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Three months ended
	March 31,
	2024	2023
	$	$
Royalties	4	18
License fees	-	760
Development services	-	1,339
Supply chain	-	11
	4	2,128

The Company recorded revenue for the transfer of services overtime for the three months ended March 31, 2024, $nil (2023 – $2,110). Revenue recorded at a point in time for the three months ended March 31, 2024, was $4 (2023 – $18).

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2024, and for the three months ended March 31, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Liabilities related to contracts with customers

The following table provides a summary of deferred revenue balances:

	March 31, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	244	1,350	1,594
NK Meditech	8	121	129
	252	1,471	1,723

	December 31, 2023
	Current	Non-current	Total
	$	$	$
Pharmanovia	209	1,420	1,629
NK Meditech	9	124	133
	218	1,544	1,762